Employee Benefit Plan, Fair Value and NAV Practical Expedient (Details) - EBP 31-1537655-010 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 9,139,569,561	$ 7,827,011,545
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		1,409,289,821	1,334,090,679
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		6,503,879,340	5,409,989,104
EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	376,939,003	293,661,753
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		849,461,397	789,270,009
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		2,635,690,221	2,417,022,441
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		1,409,289,821	1,334,090,679
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	[1]	376,939,003	293,661,753
Fair Value, Inputs, Level 1 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		849,461,397	789,270,009
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		6,503,879,340	5,409,989,104
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		6,503,879,340	5,409,989,104
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 2 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		0	0
Fair Value, Inputs, Level 3 | EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value		$ 0	$ 0

[1]	Includes interest-bearing cash